Fees Summary	Jun. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 43,708,000
Previously Paid Amount	0.00
Total Fee Amount	6,036.07
Total Offset Amount	0.00
Net Fee	6,036.07
Narrative - Max Aggregate Offering Price	$ 43,708,000
Final Prospectus	true